FPA Queens Road Value Fund
SCHEDULE OF INVESTMENTS
As of February 28, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 92.4%
	AEROSPACE & DEFENSE — 5.7%
8,000	General Dynamics Corp.	$2,020,800
6,600	RTX Corp.	877,734
		2,898,534
	ASSET MANAGEMENT — 8.0%
6,000	Ameriprise Financial, Inc.	3,223,800
7,900	T. Rowe Price Group, Inc.	835,188
		4,058,988
	BANKING — 4.7%
9,000	JPMorgan Chase & Co.	2,381,850
	BIOTECH & PHARMA — 6.5%
13,820	Merck & Co., Inc.	1,274,895
76,000	Pfizer, Inc.	2,008,680
		3,283,575
	DIVERSIFIED INDUSTRIALS — 1.1%
3,600	3M Co.	558,432
	ELECTRICAL EQUIPMENT — 13.7%
3,400	Allegion PLC	437,614
10,000	Eaton Corp. PLC	2,933,200
10,200	Trane Technologies PLC	3,607,740
		6,978,554
	ENTERTAINMENT CONTENT — 1.1%
5,151	Walt Disney Co.	586,184
	FOOD — 4.5%
10,000	Hershey Co.	1,727,100
9,000	Mondelez International, Inc. - Class A	578,070
		2,305,170
	HEALTH CARE FACILITIES & SVCS — 6.9%
30,000	Centene Corp.*	1,744,800
4,500	Elevance Health, Inc.	1,785,960
		3,530,760
	INSTITUTIONAL FINANCIAL SVCS — 2.5%
14,500	Bank of New York Mellon Corp.	1,289,775
	INSURANCE — 6.8%
3	Berkshire Hathaway, Inc. - Class A*	2,325,000
10,000	Prudential Financial, Inc.	1,151,000
		3,476,000
	LEISURE FACILITIES & SERVICES — 2.6%
4,225	McDonald's Corp.	1,302,694
	MACHINERY — 1.5%
9,000	Ingersoll Rand, Inc.	763,020

FPA Queens Road Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 28, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MEDICAL EQUIPMENT & DEVICES — 2.7%
6,300	Danaher Corp.	$1,308,888
900	Solventum Corp.*	71,775
		1,380,663
	SEMICONDUCTORS — 1.2%
26,000	Intel Corp.	616,980
	SOFTWARE — 6.7%
20,395	Oracle Corp.	3,386,794
	SPECIALTY FINANCE — 12.1%
11,000	American Express Co.	3,310,560
12,000	Fiserv, Inc.*	2,828,280
		6,138,840
	TECHNOLOGY HARDWARE — 2.6%
20,700	Cisco Systems, Inc.	1,327,077
	TRANSPORTATION & LOGISTICS — 1.5%
3,000	Union Pacific Corp.	740,070
	TOTAL COMMON STOCKS
	(Cost $16,236,731)	47,003,960
	SHORT-TERM INVESTMENTS — 8.2%
	MONEY MARKET INVESTMENTS — 8.2%
4,180,604	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 4.22%(a)	4,180,604
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $4,180,604)	4,180,604
	TOTAL INVESTMENTS — 100.6%
	(Cost $20,417,335)	51,184,564
	Liabilities in Excess of Other Assets — (0.6)%	(314,805)
	TOTAL NET ASSETS — 100.0%	$50,869,759

PLC – Public Limited Company

*Non-income producing security.
(a)The rate is the annualized seven-day yield at period end.